Financial Instruments - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Financial Instrument [Line Items]
Sale/maturities of available-for-sale marketable securities	$ 31.4	$ 32.7	$ 38.1
Unrealized gains relates to equity securities	$ 14.6	$ 1.3	$ 25.1
Minimum
Financial Instrument [Line Items]
Marketable securities remaining maturity	1 month
Maximum
Financial Instrument [Line Items]
Marketable securities remaining maturity	24 months